Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Common stock, stated value (in dollars per share)	$ 1.00	$ 1.00
Common stock, authorized (in shares)	10,000,000	10,000,000
Common stock, issued (in shares)	3,817,237	3,793,881
Common stock, outstanding (in shares)	3,153,368	3,272,585
Treasury stock, shares (in shares)	663,869	521,296